FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments

March 31, 2021

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 17.8%
Alphabet, Inc. (Class C)(a)	2,812	$5,816,987
Facebook, Inc. (Class A)(a)	17,140	5,048,244
Match Group, Inc.(a)	1,891	259,786
Tencent Holdings Ltd. (ADR) (China)	21,946	1,751,291
		$12,876,308
INFRASTRUCTURE SOFTWARE — 10.9%
Microsoft Corporation	26,660	$6,285,628
ServiceNow, Inc.(a)	3,142	1,571,346
		$7,856,974
E-COMMERCE DISCRETIONARY — 8.6%
Alibaba Group Holding Ltd. (ADR) (China)(a)	2,935	$665,452
Amazon.com, Inc.(a)	1,795	5,553,874
		$6,219,326
CONSUMER FINANCE — 7.6%
Mastercard, Inc. (Class A)	5,045	$1,796,272
PayPal Holdings, Inc.(a)	7,955	1,931,792
Visa, Inc. (A Shares)	8,505	1,800,764
		$5,528,828
INFORMATION TECHNOLOGY SERVICES — 7.4%
Accenture plc (Class A) (Ireland)	6,520	$1,801,150
Autodesk, Inc.(a)	6,345	1,758,517
IHS Markit Ltd. (Britain)	2,376	229,949
Intuit, Inc.	555	212,598
MSCI, Inc.	480	201,254
NVIDIA Corp.	1,474	787,013
QUALCOMM, Inc.	2,788	369,661
S&P Global, Inc.	70	24,701
		$5,384,843
COMMUNICATIONS EQUIPMENT — 6.0%
Apple, Inc.	35,350	$4,318,003

APPLICATION SOFTWARE — 5.6%
Activision Blizzard, Inc.	6,693	$622,449
Adobe, Inc.(a)	3,637	1,728,921
Salesforce.com, Inc.(a)	8,089	1,713,816
		$4,065,186
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 5.0%
Adidas AG (Germany)(a)	4,942	$1,542,758
LVMH Moet Hennessy Louis Vuitton SE (France)	413	275,145
NIKE, Inc. (Class B)	13,541	1,799,463
		$3,617,366
HOME PRODUCTS STORES — 4.0%
Estee Lauder Cos., Inc. (The) (Class A)	897	$260,893
Home Depot, Inc. (The)	5,905	1,802,501
Lowe's Cos., Inc.	4,300	817,774
		$2,881,168

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
ENTERTAINMENT CONTENT — 3.7%
Netflix, Inc.(a)	2,536	$1,322,930
Take-Two Interactive Software, Inc.(a)	1,755	310,108
Vivendi SA (ADR) (France)	6,547	215,200
Walt Disney Co. (The)(a)	4,340	800,817
		$2,649,055
MANAGED CARE — 3.4%
Anthem, Inc.	1,915	$687,389
UnitedHealth Group, Inc.	4,840	1,800,819
		$2,488,208
CABLE & SATELLITE — 2.8%
Charter Communications, Inc. (Class A)(a)	430	$265,319
Comcast Corp. (Class A)	32,585	1,763,174
		$2,028,493
MEDICAL DEVICES — 2.3%
Abbott Laboratories	4,704	$563,727
Edwards Lifesciences Corp.(a)	1,818	152,058
Intuitive Surgical, Inc.(a)	592	437,452
Medtronic plc (Ireland)	2,900	342,577
Stryker Corp.	815	198,518
		$1,694,332
LIFE SCIENCE EQUIPMENT — 2.1%
Danaher Corp.	2,134	$480,321
Thermo Fisher Scientific, Inc.	2,279	1,040,090
		$1,520,411

HEALTH CARE SERVICES — 1.1%
IQVIA Holdings, Inc.(a)	3,385	$653,779
Moody's Corp.	385	114,965
		$768,744
MANAGED HEALTH CARE — 1.0%
Humana, Inc.	1,678	$703,502

PRIVATE EQUITY — 0.8%
Blackstone Group, Inc. (The) (Class A)	4,146	$309,001
KKR & Co., Inc. (Class A)	6,174	301,600
		$610,601
AUTOMOTIVE RETAILERS — 0.6%
O'Reilly Automotive, Inc.(a)	848	$430,148

SPECIALTY PHARMACEUTICALS — 0.5%
Zoetis, Inc.	2,405	$378,739

Information Classification: Limited Access

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
INTERNET BASED SERVICES — 0.5%
GoDaddy, Inc. (Class A)(a)	4,534	$351,929

RETAILING — 0.5%
Sprouts Farmers Market, Inc.(a)	12,850	$342,067

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.5%
Honeywell International, Inc.	1,540	$334,288

RESTAURANTS — 0.4%
Starbucks Corp.	2,910	$317,976

HOUSEHOLD PRODUCTS — 0.4%
Constellation Brands, Inc. (Class A)	451	$102,828
L'Oreal SA (France)(a)	550	210,781
		$313,609
ENTERTAINMENT FACILITIES — 0.4%
Electronic Arts, Inc.	2,285	$309,320

INVESTMENT MANAGEMENT — 0.3%
BlackRock, Inc.	305	$229,958

DEFENSE PRIMES — 0.3%
Lockheed Martin Corp.	594	$219,483

INSURANCE BROKERS — 0.3%
Aon plc (Class A) (Britain)	839	$193,062

HEALTH CARE FACILITIES — 0.2%
HCA Holdings, Inc.	760	$143,138

HOME IMPROVEMENT — 0.2%
Lululemon Athletica, Inc. (Canada)(a)	435	$133,419

OTHER COMMON STOCKS — 4.8%(a)(b)		$3,438,791

TOTAL COMMON STOCKS — 100.0% (Cost $38,688,670)		$72,347,275

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $38,688,670)		$72,347,275

Information Classification: Limited Access

FPA U.S. CORE EQUITY FUND, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

	Shares or Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Bank Repurchase Agreement — 0.00% 4/1/2021
(Dated 03/31/2021, repurchase price of $193,000, collateralized by $197,000 principal amount U.S. Treasury Note—0.125% 2023, fair value $196,931)(c)	$193,000	$193,000
TOTAL SHORT-TERM INVESTMENTS (Cost $193,000)		$193,000
TOTAL INVESTMENTS — 100.3% (Cost $38,881,670)		$72,540,275
Other Assets and Liabilities, net — (0.3)%		(211,969)
NET ASSETS — 100.0%		$72,328,306

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(c)	Security pledged as collateral.

See notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models,cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$12,876,308	—	—	$12,876,308
Infrastructure Software	7,856,974	—	—	7,856,974
E-Commerce Discretionary	6,219,326	—	—	6,219,326
Consumer Finance	5,528,828	—	—	5,528,828
Information Technology Services	5,384,843	—	—	5,384,843
Communications Equipment	4,318,003	—	—	4,318,003
Application Software	4,065,186	—	—	4,065,186
Apparel, Footwear & Accessory Design	3,617,366	—	—	3,617,366
Home Products Stores	2,881,168	—	—	2,881,168
Entertainment Content	2,649,055	—	—	2,649,055
Managed Care	2,488,208	—	—	2,488,208
Cable & Satellite	2,028,493	—	—	2,028,493
Medical Devices	1,694,332	—	—	1,694,332
Life Science Equipment	1,520,411	—	—	1,520,411
Health Care Services	768,744	—	—	768,744
Managed Health Care	703,502	—	—	703,502
Private Equity	610,601	—	—	610,601
Automotive Retailers	430,148	—	—	430,148
Specialty Pharmaceuticals	378,739	—	—	378,739
Internet Based Services	351,929	—	—	351,929
Retailing	342,067	—	—	342,067
Commercial & Residential Building Equipment & Systems	334,288	—	—	334,288
Restaurants	317,976	—	—	317,976
Household Products	313,609	—	—	313,609
Entertainment Facilities	309,320	—	—	309,320
Investment Management	229,958	—	—	229,958
Defense Primes	219,483	—	—	219,483
Insurance Brokers	193,062	—	—	193,062
Health Care Facilities	143,138	—	—	143,138
Home Improvement	133,419	—	—	133,419
Other Common Stocks	3,438,791	—	—	3,438,791
Short-Term Investment	—	$193,000	—	193,000
	$72,347,275	$193,000	—	$72,540,275

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2021 (excluding short-term investments), was $39,160,763 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$33,206,564
Gross unrealized depreciation:	(20,052)
Net unrealized appreciation:	$33,186,512